Borrowings - Debt Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Borrowings
Non Current Borrowings	$ 2,906,288	$ 2,401,471	[1]
Current borrowings	438,114	207,619	[1]
Borrowings	3,344,402	2,609,090		$ 2,203,209	$ 2,055,878
Senior Notes
Borrowings
Non Current Borrowings	1,920,783	1,916,062
Current borrowings	27,060	27,195
Bank borrowings
Borrowings
Non Current Borrowings	985,505	485,409
Current borrowings	197,478	3,208
Bank overdraft
Borrowings
Current borrowings	$ 213,576	$ 177,216

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).